OTHER (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Other [Abstract]
Summary of Brookfield Renewables other
Brookfield Renewable’s other for the year ended December 31 is comprised of the following:

(MILLIONS)	Notes	2022	2021	2020
Change in fair value of property, plant and equipment		(61)	(63)	(101)
Transaction costs		(2)	(8)	(13)
Amortization of service concession assets		(15)	(14)	(9)
Legal provisions	29	(6)	(58)	(231)
Foreign currency translation and cash flow hedge, net of investment hedge, associated with the disposal of assets	4	—	(41)	—
Loss on debt extinguishment		—	—	(12)
Other		(111)	(123)	(66)
		$(195)	$(307)	$(432)